Related Parties Balances and Transactions (Details) - Schedule of Due to Related Parties - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Schedule of Due to Related Parties [Line Items]
Due to related parties	¥ 37,512	¥ 5,018
Mr. Bao [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	9,893	4,779
Grandsky Phoenix Limited [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	¥ 27,619	¥ 239